SCHEDULE II - Condensed Financial Information Of Registrant Condensed Financial Information Of Registrant - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Securities Held in Consolidated Non-Insurance Subsidiary	$ 1.8	$ 1.4